Shareholders' Equity (Share Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Equity [Abstract]
Outstanding, beginning balance	519,785	1,173,433	1,653,434
Granted			154,600
Forfeited and cancelled	(10,750)	(43,159)	(152,698)
Exercised	(199,243)	(610,489)	(481,903)
Outstanding, ending balance	309,792	519,785	1,173,433
Vested at year end	225,110	217,976	490,086
Vested and expected to vest at December 31, 2019	308,041
Exercisable at December 31, 2019	225,110
Weighted average exercise price, Outstanding, beginning balance	$ 3.16	$ 2.8	$ 2.82
Weighted average exercise price, Granted			2.75
Weighted average exercise price, Forfeited and cancelled	2.41	2.53	2.77
Weighted average exercise price, Exercised	2.69	2.79	2.87
Weighted average exercise price, Outstanding, ending balance	3.29	3.16	2.8
Weighted exercise price, Vested at year end	3.08	$ 2.85	$ 3.36
Weighted average exercise price, Vested and expected to vest at December 31, 2019	3.29
Weighted average exercise price, Exercisable at December 31, 2019	$ 3.08
Weighted average Remaining Contractual term (years), Outstanding	3 years 1 month 27 days
Weighted average Remaining Contractual term (years), Vested and expected to vest	3 years 1 month 27 days
Weighted average Remaining Contractual term (years), Exercisable	2 years 8 months 12 days
Aggregate intrinsic Value, Outstanding	$ 2,343	$ 1,886	$ 3,450
Aggregate Intrinsic Value, Vested and Expected to Vest	2,330
Aggregate intrinsic Value, Exercisable	$ 1,746	$ 855	$ 1,140